Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Retail revenues	$ 1,732,116	$ 1,163,819	$ 3,573,412	$ 2,356,093	$ 5,207,572	$ 3,153,564
Wholesale revenues	41,319	275,694	193,578	479,768	853,293	1,359,243
Total revenues	1,773,435	1,439,513	3,766,990	2,835,861	6,060,865	4,512,807
Cost of revenues	(434,043)	(326,890)	(883,971)	(643,988)	(1,367,870)	(1,059,740)
Gross profit	1,339,392	1,112,623	2,883,019	2,191,873	4,692,995	3,453,067
Operating expenses
Payroll and related expenses	1,391,332	842,830	2,606,734	1,585,052	3,486,860	1,593,230
General and administrative expenses	647,115	302,629	1,306,506	801,926	2,564,527	1,523,904
Rent expense	646,227	364,276	1,298,327	702,321	1,742,732	667,590
Professional fees	327,012	172,947	468,568	380,394	862,439	1,000,133
Depreciation and amortization expense	95,077	40,280	169,189	94,468	249,703	180,688
Total operating expenses	3,106,763	1,722,962	5,849,324	3,564,161	8,906,261	4,965,545
Loss from operations	(1,767,371)	(610,339)	(2,966,305)	(1,372,288)	(4,213,266)	(1,512,478)
Other income (expense)
Interest expense	(49,166)	$ (40,412)	(116,188)	(63,681)	(81,617)	(80,152)
Other income	22,632		24,032	7,903	41,266	38,011
Total other income (expense)	(26,534)	$ (40,412)	(92,156)	(55,778)	(40,351)	(42,141)
Net loss	(3,058,461)	(1,428,066)	(3,058,461)	(1,428,066)	(4,253,617)	(1,554,619)
Net gain (loss) attributable to non-controlling interest	53,486	(40,014)	37,830	13,024	42,051	(101,650)
Net loss attributable to the Company	$ (1,847,391)	$ (690,765)	$ (3,096,291)	$ (1,441,090)	$ (4,295,668)	$ (1,452,969)
Basic loss per common share	$ (0.10)	$ (0.06)	$ (0.18)	$ (0.11)	$ (0.24)	$ (0.11)
Basic weighted average common shares outstanding	18,970,332	12,238,155	17,577,822	12,727,673	18,064,196	12,996,871